SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and consolidated variable interest entities (the “VIEs”). All intercompany transactions and balances are eliminated on consolidation.

Variable Interest Entities

Variable Interest Entities

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Those entities were established to conduct business in internet-based services and international travel agency, and their operations so far have been immaterial to the Group.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the impairment of goodwill and intangible assets with indefinite lives of legacy DH.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents deposits used as security against borrowings, deposits restricted due to contract disputes or lawsuit and cash restricted for special purposes.
Investments

Investments

The Group uses the equity method of accounting to account for equity investment with significant influence, no control over the investee. Equity-method investment is reviewed for impairment by assessing whether there is an indication that a loss in value has occurred and whether a decline is deemed to be other-than-temporary. In making this determination, factors are evaluated in determining whether a loss in value should be recognized. These include consideration of the intent and ability of the Group to hold investment and the ability of the investee to sustain an earnings capacity, justifying the carrying amount of the investment.

Held to maturity investments are stated at amortized cost.

Investments in equity securities that have readily determinable fair values (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are measured at fair value, with gains and losses from fair value changes recognized in net income in the consolidated statements of comprehensive income.

Equity investments without readily determinable fair values are measured at cost, less impairment, plus or minus observable price changes.

The Group classifies debt securities for which it does not have an intent to hold till maturity or may sell the security in response to the changes in economic conditions are classified as available-for-sale debt securities. These securities are carried at estimated fair value with unrealized holding gains and losses, net of tax impact, if any, reported as a net amount in a separate component of shareholders’ equity, accumulated other comprehensive income, until realized. In determining the allowance for credit losses, the Group evaluates available-for-sale debt securities at the individual security level and considers the Group’s investment strategy, current market conditions, financial strength of the underlying investments, term to maturity, and the Group’s intent and ability to sell the securities. If the Group does not have the intention to sell a security and it is not more likely than not that it will be required to sell before recovery of the amortized cost basis, and it determines that the decline in fair value below the amortized cost basis is entirely or partially due to credit-related factors, a credit loss is recognized in the consolidated statements of comprehensive income.

Allowances for Losses on Certain Financial Assets

Allowances for Losses on Certain Financial Assets

The Group establishes allowances for credit losses on accounts receivable, loans receivables and certain other similar financial assets. For accounts receivables and other financial assets, the adequacy of these allowances is assessed regularly for pools of assets with similar risk characteristics by evaluating of factors such as historical levels of credit losses, current economic condition that may affect a customer’s ability to pay, customer credit ratings, and age of the receivable. When specific customers are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately.

For loan receivables, the Group estimate current expected credit losses based on the expectation of future economic conditions, historical collection experience and a loss-rate approach whereby the allowance is calculated using the probability of default and recovery rates and multiplying it by the asset’s amortized cost at the balance sheet date.

Property and equipment, net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation, and impairment, if any. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	1-20 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements and property under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to the cost of property and equipment, and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statements of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net

Intangible assets, net

Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives over which the assets are expected to contribute directly or indirectly to the future cash flows of the Group. These estimated useful lives are generally as follows:

Franchise or manachise agreements	Remaining contract terms from 10 to 20 years
Purchased software	3 - 10 years based on the estimated usage period
Other intangible assets including trademark, licenses and other rights	2 - 15 years based on the contractual term, the length of license agreements and the effective terms of other legal rights

Almost all the brand names and master brand agreement acquired by the Group are considered to have indefinite useful lives since there are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and these brands can be renewed at nominal cost. The Group evaluates the brand name and master brand agreement each reporting period to determine whether events and circumstances continue to support an indefinite useful life.

Land use rights, net

Land use rights, net

The land use rights represent the operating lease prepayments for the rights to use the land in the PRC under ASC 842, Leases, which are amortized on a straight-line basis over the remaining term of the land certificates, between 30 to 50 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, net, right-of-use assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the sequential underperformance relative to the projected operating results, of which the carrying amount of the long-lived assets exceeded the future undiscounted net cash flows, and recognized an impairment loss of RMB286, RMB89 and RMB180 during the years ended December 31, 2023, 2024 and 2025, respectively.

Fair value of the long-lived assets was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Goodwill

Goodwill

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performs a one-step impairment test in which it compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. The goodwill impairment testing was performed at each reporting unit level. If the carrying amount of a reporting unit exceeds its fair value, an impairment amounts to that excess should be recognized in the consolidated statements of comprehensive income.

Revenue recognition

Revenue recognition

Revenue are primarily derived from products and services in leased and owned hotels, contracts of manachised and franchised hotels with third-party franchisees as well as activities other than the operation of hotel businesses.

Leased and owned hotel revenues

Leased and owned hotel revenues are primarily derived from the rental of rooms, sales of food, beverage and other ancillary goods and services, including but not limited to souvenir, laundry, parking and conference reservation. Each of these products and services represents an individual performance obligation and, in exchange for these services, the Group receives fixed amounts based on published rates or negotiated contracts. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other goods and services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Manachised and franchised hotel revenues

Manachised and franchised hotel revenues are derived from franchise or manachise agreements where the franchisees are required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) primarily on-going management and franchise service fees, (b) central reservation system usage fees, system maintenance and support fees and (c) reimbursements for hotel manager fees.

Initial one-time license/franchise fee: For the manachised and franchised hotel, the Group is entitled to an initial one-time franchise fee, which is typically fixed and collected upfront. Initial franchise fee is recognized as revenue on a straight-line basis over the term of the franchise agreements.

On-going management and franchise service/royalty fees: On-going management and franchise service/royalty fees for Group’s manachised and franchised hotels are variable and generally calculated as a percentage of the room revenues of the hotels as defined by each contract. Generally, on-going management and franchise service/royalty fees are recognized on a monthly basis over the term of the agreements as these amounts became payable. For the manachised hotel under Deutsche Hospitality, the franchisees are generally required to pay the Group an on-going management fees consisting of a base fee as a percentage of the hotel’s gross revenues and an incentive fee as a percentage of the hotel’s gross adjusted profit. Based fee is recognized on a monthly basis over the term of the agreement when the amounts become payable. Incentive fee are recognized on a monthly basis over the term of the agreement based on each hotel’s financial results.

Central reservation system usage fees, other system maintenance and support fees: The group also charges a monthly system maintenance and support fees as part of the contracts. These fees are recognized on a monthly basis over the term of the agreements as these amount become payable.

Reimbursements for hotel manager fees: Under the management and franchise agreements, the Group is entitled to be reimbursed for payroll related for the appointed hotel general managers and other out-of-pocket expenses the Group incurs on behalf of the manachised hotels. The Group is entitled to reimbursement in the period the Group incurs the related reimbursable costs, which are recognized within manachised and franchised hotels revenue.

Other revenues

Other revenues mainly include revenues from technical services, procurement platform and commissions from suppliers for goods sold through Huazhu Mall. Revenue from technical services are recognized when services are rendered. The Group acts as an agent for certain e-commerce platforms, recognizing commission revenue on a net basis when suppliers deliver goods to end customers and its performance obligation is satisfied.

Loyalty Program

H Rewards loyalty program members earn loyalty points based on nights and other consumptions that they spent at the Group’s hotels and Huazhu Mall. These loyalty points can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The loyalty program has one performance obligation that consists of marketing and managing the program and arranging for award redemptions by members. The Group is responsible for arranging for the redemption of points, but the Group does not directly fulfill the redemption obligation except at leased and owned hotels. Therefore, the Group is the agent with respect to this performance obligation for manachised and franchised hotels, and is the principal with respect to leased and owned hotels.

For leased and owned hotels, a portion of the leased and owned revenues is deferred until a member redeems points. The amount of revenue the Group recognizes upon point redemption is impacted by the estimate of the “breakage” for points that members will never redeem in the Group’s owned and leased hotels.

For manachised and franchised hotels, the Group receives monthly cash contributions from manachised and franchised hotels determined based on the value of qualified spend when the points are earned. The Group recognizes these contributions into revenue as the Group provides the related service. The amount of revenue recognized is based on a blend of historical funding rates and is impacted by the Group’s estimate of the “breakage” for points that members will never redeem.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. The membership duration is estimated to be two to five years which reflects the expected membership retention. Revenues recognized from membership fees were RMB288, RMB338 and RMB411 for the years ended December 31, 2023, 2024 and 2025, respectively, which amount were included in revenues from leased and owned hotel or revenues from manachised and franchised hotels depending on the type of hotels the membership was sold at.

Advertising and promotional expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB255, RMB256 and RMB271 for the years ended December 31, 2023, 2024 and 2025, respectively.

Leases

Leases

The Group determines if an arrangement is a lease or contains a lease at the inception of the contract. A lease arrangement is evaluated for classification as operating or financing upon lease commencement. Lease liabilities, which represent the Group’s obligation to make lease payments arising from the lease, and corresponding right of-use assets, which represent the Group’s right to use an underlying asset for the lease term, are recognized at the commencement date of the lease based on the present value of fixed future payments and variable lease payments that depend on an index or a rate (initially measured using the index or rate as at the commencement date) over the lease term, calculated using the discount rate implicit in the lease, if available, or the Group’s incremental borrowing rate. For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred. For finance leases, the amortization of the asset is recognized over the shorter of the lease term or useful life of the underlying asset.

Most leases have initial terms ranging from 10 to 20 years for legacy Huazhu, and from 20 to 30 years for legacy DH. The lease term includes lessee’s options to extend or to early terminate the lease, and lease extension options are included in operating lease ROU assets and lease liabilities only to the extent that it is reasonably certain that the Group will exercise such extension options and will not exercise early termination options, respectively. The Group’s lease agreements may include nonlease components, mainly common area maintenance, which are combined with the lease components as the Group elects to account for these components as a single lease component, as permitted. The Group elected the practical expedient of not to separate land components outside PRC from leases of specified property and equipment at the ASC842 transition date. Besides, the Group’s lease payments are generally fixed and certain agreements contain variable lease payments based on the operating performance of the leased property and the changes in the index of consumer pricing index (“CPI”). Almost all the lease agreements with variable lease payments based on the changes in CPI are held by legacy DH.

For operating leases, the Group recognizes lease expense on a straight-line basis over the lease term and variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period in which the obligation for those payments is incurred. The operating lease expense is recognized as hotel operating costs, general and administrative expenses and pre-opening expenses in the consolidated statements of comprehensive income. For finance leases, lease expense is front-loaded, because ROU asset is depreciated on a straight-line basis over the shorter of the lease term or useful life of the underlying asset, and the lease liability is measured at amortized cost using the effective interest method, and the interest expense declines as the balance of lease liability declines; the depreciation of ROU assets and interest expenses on lease liabilities are respectively classified as hotel operating costs and interest expense in the consolidated statements of comprehensive income. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, and are not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The Group reassesses of a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. The Group will derecognize ROU assets and liabilities, with difference recognized in the consolidated statements of comprehensive income on the contract termination.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. For a particular tax-paying component of an entity and within a particular tax jurisdiction, all deferred tax liabilities and assets, as well as any related valuation allowance, shall be offset and presented as a single noncurrent amount. However, an entity shall not offset deferred tax liabilities and assets attributable to different tax-paying components of the entity or to different tax jurisdictions.

Foreign currency translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US$”). Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured in functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, which are the functional currencies.

Fair value

Fair value

The established fair value hierarchy by U.S. GAAP has three levels based on the reliability of the inputs used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The financial instruments of the Group not measured at fair value include cash and cash equivalent, restricted cash, loan receivables, receivables, held to maturity investments in short-term investments and long-term investments, payables, short-term debts, and long-term debts. The carrying amounts of the short-term financial instruments approximates their fair value due to their short-term nature. The long-term debts, long-term loan receivables and held to maturity investments in long-term investments approximate their fair values, because the bearing interest rates approximate market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed. Convertible senior notes are measured at amortized costs of RMB3,537, RMB3,594 and RMB3,514 and the corresponding fair value estimated based on quoted market price were RMB3,768, RMB3,815 and RMB4,587 as of December 31, 2023, 2024 and 2025, respectively.

The following table presents Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair values	81	—	—
Long term investments
Available-for-sale debt securities	—	—	230
Employee benefit plan assets	5	—	—

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active	Significant Other	Significant
	Markets for Identical	Observable Inputs	Unobservable
Description	Assets (Level 1)	(Level 2)	Inputs (Level 3)
Short term investments
Equity securities with readily determinable fair values	69	—	—
Long term investments
Available-for-sale debt securities	—	—	175
Employee benefit plan assets	8	—	—

Equity securities with readily determinable fair value and employee benefit plan assets are valued using a market approach based on the quoted market prices or broker/dealer quotes of identical or comparable instruments.

Level 3 fair value of available-for-sale debt securities is determined based on market approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for duration, dividend yield, lack of marketability discounts, expected volatility and probability in equity allocation.

Certain assets are measured at a non-recurring basis. The following table presents the asset classification, the fair value and losses recognized for the years ended December 31, 2024 and 2025 due to impairment of the related assets.

As of December 31, 2024		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	23	23	56
Operating lease right-of-use assets	21	21	33
Intangible assets	2,102	2,102	391
Long-term investment	11	11	30
Assets held for sale	1,795	1,795	27

As of December 31, 2025		Fair Value Measurements at Reporting Date Using
		Significant Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
Property and equipment	13	13	136
Operating lease right-of-use assets	47	47	31
Land use rights	—	—	13
Intangible assets	—	—	2
Long-term investment	175	175	47
Assets held for sale	583	583	13

Property and equipment, operating lease right-of-use assets and intangible assets were primarily valued using the income approach based on discounted cash flows associated with the underlying assets, which incorporate certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of future trends. The revenue growth rate, royalty saving rate and the discount rate were the significant unobservable input used in the fair value measurement, which are ranged between 1% to 2%, 1.5% to 3%, and 9.2% to 12% respectively, for the years ended December 31, 2023, 2024 and 2025.

Assets and liabilities held for sale

Assets and liabilities held for sale

The Group recognizes the assets and liabilities of a disposal group as held for sale in the period (i) it has approved and committed to a plan to sell the disposal group, (ii) the disposal group is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions to sell the disposal group have been initiated, (iv) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The Group measures a disposal group that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Conversely, gains are not recognized on the sale of a disposal group until closing. Long-lived assets are not depreciated or amortized while they are classified as held for sale. If the criteria are no longer met, a long-lived asset classified as held for sale shall be reclassified as held and used and measured individually at the lower of its carrying amount before the asset was classified as held for sale, adjusted for any depreciation (amortization) expense that would have been recognized had the asset been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

Share-based compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expenses recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. Vesting of certain equity awards are based on the performance conditions for a period of time following the grant date. Share-based compensation expense is recognized according to the Group’s judgement of likely future performance and will be adjusted in future periods based on the actual performance.

Treasury shares

Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the total acquisition cost is recorded as treasury shares.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vesting of nonvested restricted stocks (using the treasury stock method).

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC 740-10-50-12 to require a public business entity to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If the public business entities is not domiciled in the United States, the federal (national) income tax rate in such entity’s jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, public business entities that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC 740-10-50-12A, which requires entities to annually disaggregate the income tax rate reconciliation between the following eight categories by both percentages and reporting currency amounts: 1. State and local income tax, net of federal (national) income tax effect, 2. Foreign tax effects, 3. Effect of changes in tax laws or rates enacted in the current period, 4. Effect of cross-border tax laws, 5. Tax credits, 6. Changes in valuation allowances, 7. Nontaxable or nondeductible items, 8. Changes in unrecognized tax benefits. Public business entities must apply the ASU’s guidance to annual periods beginning after December 15, 2024. Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Group adopted this ASU prospectively for the year ended December 31, 2025. See Note 17. Income taxes.

Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03 (“ASU 2024-03”), Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires, among other things, the following for public business entities: (i) tabular disclosure of amounts for the following categories that are included in each expense caption within continuing operations on the statement of operations, with each expense caption that includes one of these expense categories deemed a relevant expense caption: (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization and (e) depreciation, depletion, and amortization recognized as part of oil-and gas-producing activities; (ii) disclosure of certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (iii) qualitative description of the amount remaining in relevant expense captions that are not separately disaggregated quantitatively; and (iv) disclosure of the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of ASU 2024-03. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the year ending March 31, 2028. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant impact on the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which introduces a practical expedient and an accounting policy election for estimating expected credit losses on current accounts receivable and current contract assets arising from revenue transactions with customers. The amendments are effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Group does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), which removes the prescriptive “project stage” model for software development and requires capitalization of software costs once management has authorized and committed to funding the project and it is probable the project will be completed and used as intended. The guidance is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years with early adoption permitted. The Group is currently assessing the impact, if any, that the adoption of this standard will have on its Consolidated Financial Statements and disclosures.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the readers and were calculated at the rate of US$1 = RMB6.9931, on December 31, 2025, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2025, or at any other rate.